COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

        The Group has entered into operating lease arrangements relating to the use of certain office premises and internet data centers. Rental expenses under operating leases for 2012, 2013 and 2014 were $2,149,379, $2,689,618 and $ 1,823,198, respectively.

        As of December 31, 2014, total future minimum lease payments under non-cancelable operating leases agreements are as follows,

	RMB	USD
2015	5,029,039	818,355
2016	751,543	122,296

	5,780,582	940,651

(b)	Contractual commitment

        In December 2014, the Group entered into a land use right transfer agreement with Songjiang Planning and Land Administration Bureau of Shanghai Municipality to purchase the land use right of two parcels of land for considerations of RMB11.0 million ($1.8 million) (the "First Parcel") and RMB10.4 million ($1.7 million) (the "Second Parcel"), respectively. Prepayments of RMB2.2 million ($0.4 million) and RMB2.1 million ($0.3 million) were paid in December 2014 and the rest of considerations were paid in January 2015. Under the land use right transfer agreement in connection with the First Parcel, the Group agreed that the total aggregate of our corporate entities registered under the Shanghai Songjiang District will (i) reach annual revenues of RMB259.2 million (US$41.8 million), (ii) the relevant annual tax expenses will be no less than RMB14.6 million (US$2.4 million) and (iii) the annual tax expenses per square meter will be no less than RMB1,200 (US$193.4) by January 26, 2020. In addition, the Group also committed to pay a project completion security deposit of RMB2.2 million (US$0.4 million), adhering us to certain project commencement, completion and operation milestones on specific dates. Should the Group not meet these requirements and depending on the severity of breach, the Group may be subject to liabilities for breach including forfeiture of a portion or all of the Group's deposit allocated separately to each of the three requirements, termination of the transfer agreement and the forfeiture of the land use right etc.

        Under the land use right transfer agreement in connection with the Second Parcel, the Group agreed that the total aggregate of its corporate entities registered under the Shanghai Songjiang District will (i) reach annual revenues of RMB244.3 million (US$39.4 million), (ii) the relevant annual tax expenses will be no less than RMB13.8 million (US$2.2 million) and (iii) the annual tax expenses per square meter will be no less than RMB1,200 (US$193.4) by February 11, 2020. In addition, the Group also committed to pay a project completion security deposit of RMB2.1 million (US$0.3 million), adhering the Group to certain project commencement, completion and operation milestones on specific dates. Should the Group not meet these requirements and depending on the severity of breach, the Group may be subject to liabilities for breach including forfeiture of a portion or all of the Group's deposit allocated separately to each of the three requirements, termination of the transfer agreement and the forfeiture of the land use right etc.

        Separate from the project completion security deposits, if the Group fail to comply with the terms of the land use right transfer agreements (and depending on the severity of breach), the Group may be subject to liabilities for the breach including the forfeiture of the land use rights by the PRC government.

        In December 2014, Shanghai Xinsheng was granted a two-year right from a third party to develop a web game and a mobile ARPG game based on "Fairy Tail", a famous Japanese IP derived from manga series. License fee and minimum guarantee for each game was $0.5 million and $0.4 million, respectively, and the total amount of license fees and minimum guarantees were $1.8 million. The Group made payments of $1.0 million license fees and $0.4 million minimum guarantees in February 2015.

(c)	Contingencies

        The Group is subject to periodic legal or administrative proceedings in the ordinary course of our business. Currently, the Group does not have any significant pending legal or administrative proceedings to which the Group is a party and the Group believes that none of the existing proceedings will have a material effect on the Company's cash flows, operating results, or financial condition.